Petroleum and Natural Gas Sales (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Petroleum and natural gas sales	$ 4,208,955	$ 3,382,621
Trade receivable, accrued petroleum and natural gas sales
Disclosure of operating segments [line items]
Included in accounts receivable	325,700	271,100
Canada
Disclosure of operating segments [line items]
Petroleum and natural gas sales	1,874,046	1,729,021
U.S.
Disclosure of operating segments [line items]
Petroleum and natural gas sales	2,334,909	1,653,600
Light oil and condensate
Disclosure of operating segments [line items]
Petroleum and natural gas sales	2,485,060	2,029,123
Light oil and condensate | Canada
Disclosure of operating segments [line items]
Petroleum and natural gas sales	421,383	574,910
Light oil and condensate | U.S.
Disclosure of operating segments [line items]
Petroleum and natural gas sales	2,063,677	1,454,213
Heavy oil
Disclosure of operating segments [line items]
Petroleum and natural gas sales	1,403,022	1,081,549
Heavy oil | Canada
Disclosure of operating segments [line items]
Petroleum and natural gas sales	1,403,022	1,081,549
Heavy oil | U.S.
Disclosure of operating segments [line items]
Petroleum and natural gas sales	0	0
NGL
Disclosure of operating segments [line items]
Petroleum and natural gas sales	202,306	145,997
NGL | Canada
Disclosure of operating segments [line items]
Petroleum and natural gas sales	26,017	23,174
NGL | U.S.
Disclosure of operating segments [line items]
Petroleum and natural gas sales	176,289	122,823
Natural gas
Disclosure of operating segments [line items]
Petroleum and natural gas sales	118,567	125,952
Natural gas | Canada
Disclosure of operating segments [line items]
Petroleum and natural gas sales	23,624	49,388
Natural gas | U.S.
Disclosure of operating segments [line items]
Petroleum and natural gas sales	$ 94,943	$ 76,564